Capital structure and financial items - Financial risks - Derecognised receivables (Details) - Non-current - Receivables - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 3,214	kr 5,059	kr 1,394
Japan
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 1,834	kr 2,050	kr 2,273